Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Debt Instrument [Line Items]
Schedule of bank borrowings

	June 30,	December 31,
	2023	2022

	(in US$’000)
Non-current	40,147	18,104

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2023	2022

	(in US$’000)
Between 1 to 3 years	1,596	360
Between 3 to 4 years	2,127	839
Between 4 to 5 years	2,659	1,079
Later than 5 years	33,765	15,826
	40,147	18,104